DIRECT OPERATING COSTS - Direct Costs by Nature (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of attribution of expenses by nature to their function [line items]
Direct operating costs	$ 9,466	$ 8,801	$ 8,853
Direct costs
Disclosure of attribution of expenses by nature to their function [line items]
Inventory costs	1,144	1,158	1,256
Subcontractor and consultant costs	2,863	3,358	3,532
Concession construction materials and labor costs	323	235	163
Depreciation and amortization expense	892	603	585
Compensation	3,180	2,557	2,444
Other direct costs	$ 1,064	$ 890	$ 873